Related party transactions - Loans receivable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related party transactions
Loans receivables		$ 1,331
Change in fair value of loan receivable	$ 35,776
Castcrown Ltd
Related party transactions
Loans receivables		$ 1,331
Related Parties | Loans receivables | Accumulated impairment
Related party transactions
Financial asset	$ (35,776)